Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	610,000	610,000
Preferred stock, outstanding	610,000	610,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	600,000,000
Common stock, issued	446,385,628	379,523,000
Common stock, outstanding	446,385,628	379,523,000
Series C Mandatory Redeemable Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	239,025	117,200
Preferred stock, outstanding	239,025	117,200
Preferred Class A [Member]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, outstanding	0	0
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001